Note 15 - Retirement Fund and Profit Sharing Plan (Details Textual) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) shares
Supplemental Employee Retirement Plan [Member]
Deferred Compensation Arrangement with Individual, Compensation Expense				$ 100
Defined Benefit Plan, Percentage of Average Base Compensation Five Consecutive Years, Normal Retirement	40.00%
Defined Benefit Plan, Number of Monthly Payments	120
Percentage of Participant's Annual Base Salary Received by Beneficiary, One Year From Date of Death	100.00%
Percentage of Participant's Annual Base Salary Received by Beneficiary, Following Four Years From Date of Death	50.00%
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 1,104	$ 1,377	$ 1,326
Defined Benefit Plan, Accumulated Benefit Obligation	18,000	17,200		18,000
Investments, Fair Value Disclosure	18,400	17,000		18,400
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	1,100			1,100
Defined Benefit Plan, Plan Assets, Amount, Ending Balance	$ 0			$ 0
Bel Fuse Inc. Employees' Savings Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent Of Match, First 1% Employee Contribution	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match, Next 5% Employee Contribution	50.00%
Defined Contribution Plan, Cost	$ 1,500	1,400	1,300
Bel Fuse Inc. Employees' Savings Plan [Member] | Common Class A [Member]
Shares Held in Plan (in shares) | shares	231,162			231,162
Bel Fuse Inc. Employees' Savings Plan [Member] | Common Class B [Member]
Shares Held in Plan (in shares) | shares	46,531			46,531
Nonqualified Deferred Compensation Plan [Member]
Deferred Compensation Arrangement, Vesting Age	65			65
Deferred Compensation Plan Assets	$ 1,700	1,300		$ 1,700
Nonqualified Deferred Compensation Plan [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Compensation Expense	200	200	200
Retirement Fund Covering Hong Kong-based Employees [Member]
Defined Contribution Plan, Cost	$ 300	$ 300	$ 1,500
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	5.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	7.00%
Retirement Fund Covering Hong Kong-based Employees [Member] | Minimum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	5.00%